Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 17, 2019	Feb. 17, 2019	Dec. 24, 2018	Dec. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 15, 2019	Jan. 10, 2019	Nov. 17, 2018	Aug. 16, 2018
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Ordinary shares, par value					$ 0.001	$ 0.001
Preferred shares, par value per share					$ 0.001	$ 0.001
Stock option granted					25,000
Stock based compensation					$ 91
Ordinary shares, stock split				1-for-10
Common Stock [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Ordinary shares, par value			$ 0.001
Common stock, shares additional authorized			80,000,000
Share issued					3,578,262
Warrant [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Warrant issued					855,744					3,230,769	54,620
Share price					$ 115.0
Warrants, expiration date					Dec. 17, 2018
Warrant, description					The Company may redeem the warrants in the event that the traded ordinary share price is at least $175.00 per share (for any 20 trading days within a 30-day trading period) on a "cashless basis".
Restricted ordinary shares [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Share issued			150,000
Restricted ordinary shares [Member] | Vesting Three [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2021
Restricted ordinary shares [Member] | Vesting One [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2019
Restricted ordinary shares [Member] | Vesting Two [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2020
Subsequent Event [Member] | Warrant [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Warrant issued								300,000	452,852
Share issued	700,000
Subsequent Event [Member] | Restricted ordinary shares [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Share issued	350,000
Subsequent Event [Member] | Restricted ordinary shares [Member] | Vesting Three [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period	Jan. 13, 2024
Subsequent Event [Member] | Restricted ordinary shares [Member] | Vesting One [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period	Jan. 13, 2022
Subsequent Event [Member] | Restricted ordinary shares [Member] | Vesting Two [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period	Jan. 13, 2023
2015 Long-Term Equity Incentive Plan [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Stock option granted			25,000
Options exercise price			$ 0.001
Purchase of ordinary shares			25,000
2015 Long-Term Equity Incentive Plan [Member] | Vesting Three [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2021
2015 Long-Term Equity Incentive Plan [Member] | Vesting One [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2019
2015 Long-Term Equity Incentive Plan [Member] | Vesting Two [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Restricted ordinary shares vest period			Jan. 17, 2020
2015 Long-Term Equity Incentive Plan [Member] | Subsequent Event [Member]
Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Textual)
Options shares additional authorized		1,668,887